Intangible Assets and Goodwill - Finite Lived Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Intangible assets that are subject to amortization
Cost	$ 1,082,600	$ 1,082,600
Accumulated Amortization	(74,555)	(24,852)
Net Carrying Amount	1,008,045	1,057,748
Customer relationships
Intangible assets that are subject to amortization
Cost	928,200	928,200
Accumulated Amortization	(58,012)	(19,338)
Net Carrying Amount	870,188	908,862
Content and data
Intangible assets that are subject to amortization
Cost	154,400	154,400
Accumulated Amortization	(16,543)	(5,514)
Net Carrying Amount	$ 137,857	$ 148,886
Successor | Customer relationships
Intangible assets that are subject to amortization
Amortization Period	12 years	12 years
Successor | Content and data
Intangible assets that are subject to amortization
Amortization Period	7 years	7 years